Accounts Payable and Accrued Liabilities - Summary of Accounts Payable and Accrued Liabilities (Detail) - CAD ($) $ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure of Detailed Information About Accounts Payable and Accrued Liabilities [Line Items]
Accounts payable	$ 142.0	$ 59.8
Accrued liabilities	80.5	74.9
Wages and accrued vacation payable	64.3	69.9
Accounts Payable and Accrued Liabilities Current	$ 286.8	$ 204.6